Reconciliation of Cash - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 38,882	$ 2,764	$ 4,141
Restricted cash	900	239	458
Cash, cash equivalents and restricted cash	$ 39,782	$ 3,003	$ 4,599